Commitments and Contingencies (Details Textual)	1 Months Ended	12 Months Ended
	May 31, 2014 USD ($) ft²	Jun. 30, 2016 USD ($)	Sep. 30, 2014 USD ($)
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	$ 28,939
Payments Of Monthly Lease Adjusted Annually Percentage	3.00%
Adjusted Triple Net Expense Of Lease Payments	$ 33,325
Area of Land | ft²	27,000
Security Deposit	$ 750,000
Proceeds from Other Deposits		$ 187,500
Capital Lease Obligations
Commitments And Contingencies [Line Items]
Capital Lease Obligations			$ 8,075